Transfers of financial assets and variable interest entities (Tables)	12 Months Ended
Dec. 31, 2013
Securitizations
Securitizations

in	2013	2012	2011
Gains and cash flows (CHF million)
CMBS
Net gain [1]	4	56	6
Proceeds from transfer of assets	5,574	6,156	974
Servicing fees	0	0	1
Cash received on interests that continue to be held	70	57	205
RMBS
Net gain/(loss) [1]	(8)	3	65
Proceeds from transfer of assets	24,523	15,143	30,695
Purchases of previously transferred financial assets or its underlying collateral	(10)	(25)	(4)
Servicing fees	4	3	3
Cash received on interests that continue to be held	486	554	382
Other asset-backed financings
Net gain [1]	15	83	24
Proceeds from transfer of assets	915	591	1,268
Purchases of previously transferred financial assets or its underlying collateral [2]	(213)	(621)	(256)
Servicing fees	0	0	1
Cash received on interests that continue to be held	633	1,350	701
1
Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization. The gains or losses on the sale of the collateral are the difference between the fair value on the day prior to the securitization pricing date and the sale price of the loans.

2 Represents market making activity and voluntary repurchases at fair value where no repurchase obligations were present.

Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement

end of	2013	2012
CHF million
CMBS
Principal amount outstanding	37,308	30,050
Total assets of SPE	48,715	45,407
RMBS
Principal amount outstanding	45,571	58,112
Total assets of SPE	48,741	60,469
Other asset-backed financings
Principal amount outstanding	27,854	32,805
Total assets of SPE	27,854	32,805
Principal amount outstanding relates to assets transferred from the Group and does not include principal amounts for assets transferred from third parties.

Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
Key economic assumptions used in measuring fair value of beneficial interests at time of transfer

	2013							2012
at time of transfer			CMBS				RMBS			CMBS				RMBS
CHF million, except where indicated
Fair value of beneficial interests			633				2,993			761				2,219
of which level 2			476				2,879			654				2,090
of which level 3			156				114			107				129
Weighted-average life, in years			7.3				7.7			8.4				5.0
Prepayment speed assumption (rate per annum), in % [1]			–	[2]	2.0	–	31.0			–	[2]	0.1	–	34.9
Cash flow discount rate (rate per annum), in % [3]	1.6	–	11.6		0.0	–	45.9	0.8	–	10.7		0.1	–	25.7
Expected credit losses (rate per annum), in %	0.0	–	7.5		0.0	–	45.8	0.5	–	9.0		0.0	–	25.1
Transfers of assets in which the Group does not have beneficial interests are not included in this table.
1
Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100 % prepayment assumption assumes a prepayment rate of 0.2 % per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 % thereafter during the term of the mortgage loan, leveling off to a CPR of 6 % per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR .

2 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
3 The rate was based on the weighted-average yield on the beneficial interests.

Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs

	2013											2012
			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]
CHF million, except where indicated
Fair value of beneficial interests			1,132				2,354			284				274				1,929			692
of which non-investment grade			26				359			204				90				342			686
Weighted-average life, in years			6.5				8.6			3.7				4.0				5.2			3.6
Prepayment speed assumption (rate per annum), in % [3]			–		1.0	–	23.5			–				–		0.1	–	27.6			–
Impact on fair value from 10% adverse change			–				(26.6)			–				–				(38.5)			–
Impact on fair value from 20% adverse change			–				(48.6)			–				–				(74.3)			–
Cash flow discount rate (rate per annum), in % [4]	1.1	–	37.1		1.7	–	22.4	1.0	–	23.1		1.1	–	50.2		0.2	–	42.8	0.7	–	51.7
Impact on fair value from 10% adverse change			(25.5)				(65.0)			(2.4)				(14.8)				(62.8)			(1.0)
Impact on fair value from 20% adverse change			(50.0)				(124.9)			(4.9)				(19.9)				(93.5)			(1.8)
Expected credit losses (rate per annum), in %	0.2	–	36.6		0.1	–	17.3	0.7	–	21.0		0.9	–	49.5		0.9	–	42.8	0.3	–	51.4
Impact on fair value from 10% adverse change			(10.9)				(42.2)			(0.4)				(14.4)				(55.9)			(0.8)
Impact on fair value from 20% adverse change			(21.5)				(79.6)			(0.7)				(19.2)				(80.3)			(1.6)
1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
2 CDOs within this category are generally structured to be protected from prepayment risk.
3
Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100 % prepayment assumption assumes a prepayment rate of 0.2 % per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 % thereafter during the term of the mortgage loan, leveling off to a CPR of 6 % per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR .

4 The rate was based on the weighted-average yield on the beneficial interests.

Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved

	2013	2012
CHF million
CMBS
Other assets	432	467
Liability to SPE, included in Other liabilities	(432)	(467)
Other asset-backed financings
Trading assets	216	1,171
Other assets	157	913
Liability to SPE, included in Other liabilities	(373)	(2,084)

Consolidated VIEs in which the Group was primary beneficiary
Consolidated VIEs in which the Group was the primary beneficiary

			Financial intermediation
end of	CDO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total
2013 (CHF million)
Cash and due from banks	702	1	2	100	87	60	952
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	1,959	0	0	0	0	1,959
Trading assets	869	51	3	1,687	665	335	3,610
Investment securities	0	100	0	0	0	0	100
Other investments	0	0	0	0	1,491	492	1,983
Net loans	0	2,012	885	0	779	531	4,207
Premises and equipment	0	0	0	0	447	66	513
Other assets	7,516	1,473	3,353	0	308	1,680	14,330
of which loans held-for-sale	7,479	0	3,093	0	56	0	10,628
Total assets of consolidated VIEs	9,087	5,596	4,243	1,787	3,777	3,164	27,654
Customer deposits	0	0	0	0	0	265	265
Trading liabilities	9	0	0	0	8	76	93
Short-term borrowings	0	4,280	0	7	0	(1)	4,286
Long-term debt	9,067	17	3,187	179	93	449	12,992
Other liabilities	34	16	67	2	153	438	710
Total liabilities of consolidated VIEs	9,110	4,313	3,254	188	254	1,227	18,346
2012 (CHF million)
Cash and due from banks	1,534	27	0	125	44	20	1,750
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	117	0	0	0	0	117
Trading assets	1,064	196	14	1,861	565	997	4,697
Investment securities	0	23	0	0	0	0	23
Other investments	0	0	0	0	1,712	577	2,289
Net loans	0	4,360	859	0	405	429	6,053
Premises and equipment	0	0	0	0	509	72	581
Other assets	7,369	1,637	3,111	4	572	1,843	14,536
of which loans held-for-sale	7,324	0	3,110	0	71	0	10,505
Total assets of consolidated VIEs	9,967	6,360	3,984	1,990	3,807	3,938	30,046
Customer deposits	0	0	0	0	0	247	247
Trading liabilities	20	0	0	0	4	101	125
Short-term borrowings	0	5,776	0	3	0	3,803	9,582
Long-term debt	9,944	14	3,608	500	38	428	14,532
Other liabilities	45	6	97	7	168	905	1,228
Total liabilities of consolidated VIEs	10,009	5,796	3,705	510	210	5,484	25,714

Non-consolidated VIEs
Non-consolidated VIEs

		Financial intermediation
end of	CDO	Securi- tizations	Funds	Loans	Other	Total
2013 (CHF million)
Trading assets	183	4,920	979	725	713	7,520
Net loans	2	613	2,812	2,856	1,282	7,565
Other assets	0	0	47	0	6	53
Total variable interest assets	185	5,533	3,838	3,581	2,001	15,138
Maximum exposure to loss	186	7,496	4,026	7,433	2,090	21,231
Non-consolidated VIE assets	10,211	101,524	55,509	31,144	19,450	217,838
2012 (CHF million)
Trading assets	100	3,210	1,143	868	600	5,921
Net loans	8	111	2,148	3,572	1,668	7,507
Other assets	0	17	49	0	4	70
Total variable interest assets	108	3,338	3,340	4,440	2,272	13,498
Maximum exposure to loss	108	14,123	3,575	4,906	3,039	25,751
Non-consolidated VIE assets	5,163	103,990	52,268	22,304	15,491	199,216

Bank
Securitizations
Securitizations

in	2013	2012	2011
Gains and cash flows (CHF million)
CMBS
Net gain [1]	4	56	6
Proceeds from transfer of assets	5,574	6,156	974
Servicing fees	0	0	1
Cash received on interests that continue to be held	70	57	205
RMBS
Net gain/(loss) [1]	(8)	3	65
Proceeds from transfer of assets	24,523	15,143	30,695
Purchases of previously transferred financial assets or its underlying collateral	(10)	(25)	(4)
Servicing fees	4	3	3
Cash received on interests that continue to be held	486	554	382
Other asset-backed financings
Net gain [1]	15	83	24
Proceeds from transfer of assets	915	591	1,268
Purchases of previously transferred financial assets or its underlying collateral [2]	(213)	(621)	(256)
Servicing fees	0	0	1
Cash received on interests that continue to be held	633	1,350	701
1
Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization. The gains or losses on the sale of the collateral is the difference between the fair value on the day prior to the securitization pricing date and the sale price of the loans.

2 Represents market making activity and voluntary repurchases at fair value where no repurchase obligations were present.

Continuing involvement in transferred financial assets

The following table provides the outstanding principal balance of assets to which the Bank continued to be exposed after the transfer of the financial assets to any SPE and the total assets of the SPE as of the end of 2013 and 2012, regardless of when the transfer of assets occurred.

Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement

end of	2013	2012
CHF million
CMBS
Principal amount outstanding	37,308	30,050
Total assets of SPE	48,715	45,407
RMBS
Principal amount outstanding	45,571	58,112
Total assets of SPE	48,741	60,469
Other asset-backed financings
Principal amount outstanding	27,854	32,805
Total assets of SPE	27,854	32,805
Principal amount outstanding relates to assets transferred from the Bank and does not include principle amounts for assets transferred from third parties.

Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
	2013							2012
at time of transfer			CMBS				RMBS			CMBS				RMBS
CHF million, except where indicated
Fair value of beneficial interests			633				2,993			761				2,219
of which level 2			476				2,879			654				2,090
of which level 3			156				114			107				129
Weighted-average life, in years			7.3				7.7			8.4				5.0
Prepayment speed assumption (rate per annum), in % [1]			–	[2]	2.0	–	31.0			–	[2]	0.1	–	34.9
Cash flow discount rate (rate per annum), in % [3]	1.6	–	11.6		0.0	–	45.9	0.8	–	10.7		0.1	–	25.7
Expected credit losses (rate per annum), in %	0.0	–	7.5		0.0	–	45.8	0.5	–	9.0		0.0	–	25.1
Transfers of assets in which the Bank does not have beneficial interests are not included in this table.
1
Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100 % prepayment assumption assumes a prepayment rate of 0.2 % per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 % thereafter during the term of the mortgage loan, leveling off to a CPR of 6 % per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR .

2 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
3 The rate was based on the weighted-average yield on the beneficial interests.

Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs

	2013											2012
end of			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]
CHF million, except where indicated
Fair value of beneficial interests			1,132				2,354			284				274				1,929			692
of which non-investment grade			26				359			204				90				342			686
Weighted-average life, in years			6.5				8.6			3.7				4.0				5.2			3.6
Prepayment speed assumption (rate per annum), in % [3]			–		1.0	–	23.5			–				–		0.1	–	27.6			–
Impact on fair value from 10% adverse change			–				(26.6)			–				–				(38.5)			–
Impact on fair value from 20% adverse change			–				(48.6)			–				–				(74.3)			–
Cash flow discount rate (rate per annum), in % [4]	1.1	–	37.1		1.7	–	22.4	1.0	–	23.1		1.1	–	50.2		0.2	–	42.8	0.7	–	51.7
Impact on fair value from 10% adverse change			(25.5)				(65.0)			(2.4)				(14.8)				(62.8)			(1.0)
Impact on fair value from 20% adverse change			(50.0)				(124.9)			(4.9)				(19.9)				(93.5)			(1.8)
Expected credit losses (rate per annum), in %	0.2	–	36.6		0.1	–	17.3	0.7	–	21.0		0.9	–	49.5		0.9	–	42.8	0.3	–	51.4
Impact on fair value from 10% adverse change			(10.9)				(42.2)			(0.4)				(14.4)				(55.9)			(0.8)
Impact on fair value from 20% adverse change			(21.5)				(79.6)			(0.7)				(19.2)				(80.3)			(1.6)
1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
2 CDOs within this category are generally structured to be protected from prepayment risk.
3
Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100 % prepayment assumption assumes a prepayment rate of 0.2 % per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 % thereafter during the term of the mortgage loan, leveling off to a CPR of 6 % per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR .

4 The rate was based on the weighted-average yield on the beneficial interests.

Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved

end of	2013	2012
CHF million
CMBS
Other assets	432	467
Liability to SPE, included in Other liabilities	(432)	(467)
Other asset-backed financings
Trading assets	216	1,171
Other assets	157	913
Liability to SPE, included in Other liabilities	(373)	(2,084)

Consolidated VIEs in which the Group was primary beneficiary
Consolidated VIEs in which the Bank was the primary beneficiary

			Financial intermediation
end of	CDO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total
2013 (CHF million)
Cash and due from banks	702	1	2	100	87	60	952
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	1,959	0	0	0	0	1,959
Trading assets	869	51	3	1,687	665	335	3,610
Investment securities	0	100	0	0	0	0	100
Other investments	0	0	0	0	1,491	492	1,983
Net loans	0	2,012	885	0	779	531	4,207
Premises and equipment	0	0	0	0	415	66	481
Other assets	7,516	1,473	3,353	0	307	1,680	14,329
of which loans held-for-sale	7,479	0	3,093	0	56	0	10,628
Total assets of consolidated VIEs	9,087	5,596	4,243	1,787	3,744	3,164	27,621
Customer deposits	0	0	0	0	0	265	265
Trading liabilities	9	0	0	0	8	76	93
Short-term borrowings	0	4,280	0	7	0	(1)	4,286
Long-term debt	9,067	17	3,187	179	93	449	12,992
Other liabilities	34	16	67	2	152	439	710
Total liabilities of consolidated VIEs	9,110	4,313	3,254	188	253	1,228	18,346
2012 (CHF million)
Cash and due from banks	1,534	27	0	125	44	20	1,750
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	117	0	0	0	0	117
Trading assets	1,064	196	14	1,861	565	997	4,697
Investment securities	0	23	0	0	0	0	23
Other investments	0	0	0	0	1,712	577	2,289
Net loans	0	4,360	859	0	405	429	6,053
Premises and equipment	0	0	0	0	474	72	546
Other assets	7,369	1,637	3,111	4	571	1,816	14,508
of which loans held-for-sale	7,324	0	3,110	0	71	0	10,505
Total assets of consolidated VIEs	9,967	6,360	3,984	1,990	3,771	3,911	29,983
Customer deposits	0	0	0	0	0	247	247
Trading liabilities	20	0	0	0	4	101	125
Short-term borrowings	0	5,776	0	3	0	0	5,779
Long-term debt	9,944	14	3,608	500	38	428	14,532
Other liabilities	45	6	97	7	167	842	1,164
Total liabilities of consolidated VIEs	10,009	5,796	3,705	510	209	1,618	21,847

Non-consolidated VIEs
Non-consolidated VIEs

		Financial intermediation
end of	CDO	Securi- tizations	Funds	Loans	Other	Total
2013 (CHF million)
Trading assets	183	4,920	979	725	713	7,520
Net loans	2	613	2,712	2,856	1,282	7,465
Other assets	0	0	47	0	6	53
Total variable interest assets	185	5,533	3,738	3,581	2,001	15,038
Maximum exposure to loss	186	7,496	3,926	7,433	2,090	21,131
Non-consolidated VIE assets	10,211	101,524	55,509	31,144	8,525	206,913
2012 (CHF million)
Trading assets	100	3,210	1,143	868	600	5,921
Net loans	8	111	2,048	3,572	1,668	7,407
Other assets	0	17	49	0	4	70
Total variable interest assets	108	3,338	3,240	4,440	2,272	13,398
Maximum exposure to loss	108	14,123	3,475	4,906	3,039	25,651
Non-consolidated VIE assets	5,163	103,990	52,268	22,304	6,486	190,211